Share-based compensation (Details 1) - Restricted shares	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of shares
Outstanding, beginning | shares	955,153
Forfeited | shares	(216,127)
Outstanding, ending | shares	739,026
Weighted average grant-date fair value
Outstanding, beginning | $ / shares	$ 245.48
Forfeited | $ / shares	11.62
Outstanding, ending | $ / shares	$ 313.88